UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00042

Deutsche DWS Portfolio Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	1/31

Date of reporting period:	7/31/2026

Item 1.	Reports to Stockholders.

(a)

DWS Total Return Bond Fund

Class A: SZIAX

Semi-Annual Shareholder Report — July 31, 2026

This semi-annual shareholder report contains important information about DWS Total Return Bond Fund (the "Fund") for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at  (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.80%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.97%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	213,864,748
Number of Portfolio Holdings	325
Portfolio Turnover Rate (%)	85
Total Net Advisory Fees Paid ($)	338,683
Effective Duration	6.6 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Corporate Bonds	43%
Mortgage-Backed Securities Pass-Throughs	15%
Commercial Mortgage-Backed Securities	13%
Asset-Backed	12%
Government & Agency Obligations	10%
Collateralized Mortgage Obligations	7%
Warrants	0%
Cash Equivalents and Other Assets and Liabilities, Net	0%
Total	100%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AAA	7%
AA	41%
A	14%
BBB	30%
BB	5%
B	0%
CCC	1%
Not Rated	3%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

The securities markets are volatile, and the market prices of the Fund’s securities may decline. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DTRBF-TSRS-A

R-102332-3 (09/26)

DWS Total Return Bond Fund

Class C: SZICX

Semi-Annual Shareholder Report — July 31, 2026

This semi-annual shareholder report contains important information about DWS Total Return Bond Fund (the "Fund") for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at  (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$76	1.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.80%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	213,864,748
Number of Portfolio Holdings	325
Portfolio Turnover Rate (%)	85
Total Net Advisory Fees Paid ($)	338,683
Effective Duration	6.6 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Corporate Bonds	43%
Mortgage-Backed Securities Pass-Throughs	15%
Commercial Mortgage-Backed Securities	13%
Asset-Backed	12%
Government & Agency Obligations	10%
Collateralized Mortgage Obligations	7%
Warrants	0%
Cash Equivalents and Other Assets and Liabilities, Net	0%
Total	100%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AAA	7%
AA	41%
A	14%
BBB	30%
BB	5%
B	0%
CCC	1%
Not Rated	3%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

The securities markets are volatile, and the market prices of the Fund’s securities may decline. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DTRBF-TSRS-C

R-102332-3 (09/26)

DWS Total Return Bond Fund

Class S: SCSBX

Semi-Annual Shareholder Report — July 31, 2026

This semi-annual shareholder report contains important information about DWS Total Return Bond Fund (the "Fund") for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at  (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$27	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.74%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	213,864,748
Number of Portfolio Holdings	325
Portfolio Turnover Rate (%)	85
Total Net Advisory Fees Paid ($)	338,683
Effective Duration	6.6 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Corporate Bonds	43%
Mortgage-Backed Securities Pass-Throughs	15%
Commercial Mortgage-Backed Securities	13%
Asset-Backed	12%
Government & Agency Obligations	10%
Collateralized Mortgage Obligations	7%
Warrants	0%
Cash Equivalents and Other Assets and Liabilities, Net	0%
Total	100%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AAA	7%
AA	41%
A	14%
BBB	30%
BB	5%
B	0%
CCC	1%
Not Rated	3%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

The securities markets are volatile, and the market prices of the Fund’s securities may decline. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DTRBF-TSRS-S

R-102332-3 (09/26)

DWS Total Return Bond Fund

Institutional Class: SZIIX

Semi-Annual Shareholder Report — July 31, 2026

This semi-annual shareholder report contains important information about DWS Total Return Bond Fund (the "Fund") for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at  (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$27	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.69%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	213,864,748
Number of Portfolio Holdings	325
Portfolio Turnover Rate (%)	85
Total Net Advisory Fees Paid ($)	338,683
Effective Duration	6.6 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Corporate Bonds	43%
Mortgage-Backed Securities Pass-Throughs	15%
Commercial Mortgage-Backed Securities	13%
Asset-Backed	12%
Government & Agency Obligations	10%
Collateralized Mortgage Obligations	7%
Warrants	0%
Cash Equivalents and Other Assets and Liabilities, Net	0%
Total	100%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AAA	7%
AA	41%
A	14%
BBB	30%
BB	5%
B	0%
CCC	1%
Not Rated	3%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

The securities markets are volatile, and the market prices of the Fund’s securities may decline. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DTRBF-TSRS-I

R-102332-3 (09/26)

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

July 31, 2026
Semiannual Financial Statements and Other Information
DWS Total Return Bond Fund

Contents
3	Investment Portfolio
19	Statement of Assets and Liabilities
21	Statement of Operations
22	Statements of Changes in Net Assets
23	Financial Highlights
27	Notes to Financial Statements
41	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Total Return Bond Fund

Investment Portfolioas of July 31, 2026 (Unaudited)

	Principal Amount ($)	Value ($)
Corporate Bonds 42.7%
Communication Services 5.4%
Alphabet, Inc., 5.25%, 5/15/2055 (a)	425,000	368,459
AT&T, Inc.:
3.55%, 9/15/2055	220,000	131,952
4.75%, 4/30/2033	488,000	468,434
4.9%, 11/1/2035	600,000	565,376
6.2%, 10/30/2056	200,000	185,119
Booking Holdings, Inc., 5.375%, 5/7/2036	674,000	663,720
CCO Holdings LLC, 144A, 5.125%, 5/1/2027	462,000	461,042
Charter Communications Operating LLC, 5.85%, 12/1/2035 (a)	571,000	533,187
Discovery Global Holdings, Inc., 4.054%, 3/15/2029	1,300,000	1,276,873
Meta Platforms, Inc.:
4.875%, 5/15/2033	250,000	242,536
5.25%, 5/15/2036 (a)	450,000	431,446
5.625%, 11/15/2055	300,000	250,910
6.3%, 5/15/2056	393,000	360,664
Orange SA, 144A, 5.0%, 1/13/2036	500,000	476,286
Paramount Global, 4.2%, 6/1/2029	725,000	688,450
Sopaipilla Investor LLC, 144A, 7.534%, 11/30/2048	500,000	518,242
Space Exploration Technologies Corp., 144A, 5.35%, 7/15/2031	1,000,000	973,329
TELUS Corp., 6.625%, 6/9/2056	600,000	586,002
T-Mobile U.S.A., Inc.:
5.3%, 5/15/2035	390,000	381,444
5.875%, 11/15/2055	500,000	453,465
Uber Technologies, Inc., 144A, 4.5%, 8/15/2029 (a)	555,000	547,887
VeriSign, Inc., 5.1%, 7/15/2031	563,000	560,595
Verizon Communications, Inc., 5.875%, 11/30/2055	220,000	200,976
Vodafone Group PLC, 4.375%, 2/19/2043	375,000	302,647
		11,629,041
Consumer Discretionary 4.3%
Amazon.com, Inc.:
4.8%, 7/9/2031	850,000	841,937
4.875%, 3/13/2036	575,000	550,307
5.3%, 7/9/2036	1,075,000	1,056,236
5.8%, 3/13/2056	500,000	459,750
American Honda Finance Corp., Series A, 4.9%, 4/10/2031	460,000	453,473
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	3

	Principal Amount ($)	Value ($)
Carnival Corp. Ltd.:
144A, 5.125%, 5/1/2029	500,000	496,128
144A, 5.875%, 6/15/2031	250,000	250,199
144A, 6.125%, 2/15/2033 (a)	144,000	144,007
Ford Motor Credit Co. LLC:
5.753%, 4/6/2033	600,000	589,574
7.35%, 3/6/2030	518,000	544,870
General Motors Financial Co., Inc., 6.4%, 1/9/2033 (a)	725,000	760,329
Hyundai Capital America, 144A, 5.25%, 6/21/2033	291,000	286,182
Las Vegas Sands Corp.:
5.3%, 5/15/2031	264,000	260,514
5.65%, 5/18/2033	376,000	371,363
Marriott International, Inc., 5.1%, 5/1/2038	761,000	713,603
Royal Caribbean Cruises Ltd., 5.25%, 2/27/2038	521,000	489,356
Stellantis Financial Services U.S. Corp., 144A, 5.4%, 6/15/2029	528,000	524,288
Wyndham Hotels & Resorts, Inc., 144A, 5.625%, 3/1/2033	500,000	486,614
		9,278,730
Consumer Staples 0.9%
JBS NV:
3.625%, 1/15/2032	600,000	550,459
6.375%, 4/15/2066	305,000	284,566
Maple Parent Holdings Corp.:
144A, 5.7%, 3/26/2036 (a)	554,000	550,627
144A, 6.625%, 3/26/2056 (a)	250,000	252,698
Mars, Inc., 144A, 5.7%, 5/1/2055	334,000	315,190
		1,953,540
Energy 5.6%
Baker Hughes Holdings LLC, 5.85%, 6/15/2056 (a)	275,000	259,627
Energy Transfer LP:
5.7%, 4/1/2035	657,000	661,505
6.5%, 2/15/2056	460,000	460,051
6.7%, 1/15/2057	500,000	492,608
EQT Corp., 5.75%, 2/1/2034	745,000	751,843
Expand Energy Corp., 5.375%, 2/1/2029	585,000	584,246
Harvest Midstream I LP, 144A, 6.75%, 5/15/2034	146,000	146,581
Hess Midstream Operations LP, 144A, 6.5%, 6/1/2029	1,000,000	1,016,966
HF Sinclair Corp., 5.5%, 9/1/2032	300,000	300,045
Kinetik Holdings LP, 144A, 6.625%, 12/15/2028	550,000	559,105
Petrobras Global Finance BV, 5.125%, 9/10/2030	675,000	658,226
The accompanying notes are an integral part of the financial statements.

4	|	DWS Total Return Bond Fund

	Principal Amount ($)	Value ($)
Repsol E&P Capital Markets U.S. LLC, 144A, 5.976%, 9/16/2035	550,000	552,114
Rio Grande LNG LLC:
144A, 5.25%, 6/30/2031	568,000	560,894
144A, 5.5%, 1/30/2034 (a)	566,000	553,506
144A, 5.75%, 6/30/2036	566,000	549,574
144A, 6.15%, 6/30/2041	580,000	561,190
Saudi Arabian Oil Co.:
144A, 5.0%, 2/2/2036	750,000	720,470
144A, 6.375%, 6/2/2055	210,000	203,066
Sunoco LP, 144A, 6.25%, 7/1/2033	550,000	551,255
Targa Resources Corp., 6.05%, 5/15/2056	300,000	282,521
Valero Energy Corp., 5.15%, 3/10/2036	700,000	676,368
Venture Global Plaquemines LNG LLC, 144A, 7.75%, 5/1/2035 (a)	500,000	554,126
Western Midstream Operating LP, 5.45%, 11/15/2034	320,000	313,837
		11,969,724
Financials 13.2%
AerCap Ireland Capital DAC, 4.75%, 1/15/2033 (a)	423,000	407,770
Alliant Holdings Intermediate LLC, 144A, 6.5%, 10/1/2031	450,000	449,620
Banco Santander SA, 7.25%, Perpetual	350,000	350,968
Bank of America Corp.:
5.464%, 5/9/2036	633,000	632,145
5.489%, 4/23/2037	623,000	606,950
Bank of New York Mellon Corp., Series N, 6.15%, Perpetual (a)	750,000	743,599
Banque Federative du Credit Mutuel SA, 144A, 4.541%, 1/15/2031	600,000	583,859
Barclays PLC:
5.102%, 6/26/2032	671,000	662,461
5.586%, 6/26/2037	500,000	487,885
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 144A, 5.4%, 6/3/2031	403,000	400,098
BNP Paribas SA:
144A, 4.916%, 1/15/2034	465,000	450,304
144A, 7.2%, Perpetual	500,000	496,396
CaixaBank SA, 144A, 5.402%, 4/22/2037	258,000	250,332
Capital One Financial Corp., 5.399%, 1/30/2037	403,000	389,937
Charles Schwab Corp., Series H, 4.0%, Perpetual (a)	750,000	692,596
Citadel Finance LLC, 144A, 4.75%, 2/14/2029	500,000	490,242
Citigroup, Inc.:
5.174%, 9/11/2036 (a)	220,000	214,351
6.02%, 1/24/2036 (a)	500,000	506,131
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	5

	Principal Amount ($)	Value ($)
Series FF, 6.95%, Perpetual	525,000	529,632
EZCORP, Inc., 144A, 7.375%, 4/1/2032	550,000	575,007
First Citizens BancShares, Inc.:
4.869%, 3/3/2032	768,000	740,767
5.6%, 9/5/2035	690,000	674,449
Fiserv, Inc., 3.5%, 7/1/2029	500,000	479,588
Goldman Sachs Group, Inc.:
5.425%, 6/3/2037	300,000	293,078
5.541%, 1/21/2047	221,000	203,518
5.655%, 7/21/2037 (a)	450,000	447,951
6.215%, 7/21/2057	250,000	247,608
Hercules Capital, Inc., 6.3%, 7/24/2031	207,000	204,342
HSBC Holdings PLC:
5.208%, 5/12/2034	325,000	319,275
6.95%, Perpetual (a)	750,000	757,288
Intesa Sanpaolo SpA, 144A, 5.0%, 6/29/2030	750,000	746,650
Jane Street Group, 144A, 6.125%, 11/1/2032	460,000	457,700
Jefferies Financial Group, Inc.:
5.125%, 4/28/2031	436,000	426,777
5.5%, 2/15/2036	566,000	535,601
JPMorgan Chase & Co.:
5.803%, 7/23/2041	613,000	606,808
Series PP, 6.1%, Perpetual	584,000	581,583
Series OO, 6.5%, Perpetual	441,000	447,766
M&T Bank Corp., 5.295%, 4/18/2036	460,000	451,822
Mitsubishi UFJ Financial Group, Inc., 5.325%, 4/21/2037	500,000	488,262
Morgan Stanley:
4.809%, 4/16/2032	500,000	490,416
5.314%, 1/18/2041	500,000	473,869
5.605%, 7/17/2037	600,000	596,391
Nationwide Building Society, 144A, 5.519%, 7/14/2037	676,000	661,040
PayPal Holdings, Inc.:
4.95%, 6/1/2031	674,000	667,325
5.55%, 6/1/2036	690,000	679,021
PNC Financial Services Group, Inc.:
5.423%, 1/25/2041	240,000	230,039
5.463%, 7/21/2037	233,000	230,605
Prudential Financial, Inc., 6.25%, 6/15/2056	250,000	247,652
RGA Global Funding, 144A, 5.1%, 5/26/2031	560,000	558,644
Royal Bank of Canada, 6.35%, 11/24/2084	300,000	284,954
Santander Holdings USA, Inc., 5.04%, 6/5/2030	554,000	551,250
Starwood Property Trust, Inc., 144A, (REIT), 5.25%, 10/15/2028	346,000	342,917
The accompanying notes are an integral part of the financial statements.

6	|	DWS Total Return Bond Fund

	Principal Amount ($)	Value ($)
Sumitomo Mitsui Financial Group, Inc., 6.45%, Perpetual	350,000	343,065
Synchrony Financial:
4.947%, 2/25/2032	783,000	758,391
5.45%, 10/15/2030	571,000	571,758
U.S. Bancorp, 5.47%, 7/27/2037	800,000	792,070
UBS Group AG, 144A, 4.375%, Perpetual	301,000	273,673
Wells Fargo & Co., 5.433%, 1/23/2047	450,000	414,499
		28,198,695
Health Care 1.2%
CVS Health Corp.:
5.45%, 9/15/2035	299,000	295,912
6.2%, 9/15/2055 (a)	280,000	272,697
Eli Lilly & Co., 5.0%, 2/9/2054 (a)	420,000	366,747
HCA, Inc., 5.0%, 5/15/2033	574,000	559,934
Medline Borrower LP, 144A, 5.25%, 6/15/2033 (a)	500,000	491,837
Teva Pharmaceutical Finance Netherlands IV BV, 5.75%, 12/1/2030 (a)	550,000	556,851
		2,543,978
Industrials 1.5%
ADT Security Corp., 144A, 4.875%, 7/15/2032 (a)	550,000	514,567
Boeing Co., 6.858%, 5/1/2054	330,000	353,518
Burlington Northern Santa Fe LLC, 5.55%, 3/15/2056 (a)	500,000	466,234
Canadian Pacific Railway Co., 5.5%, 3/15/2056	208,000	191,973
GFL Environmental, Inc., 144A, 6.75%, 1/15/2031	450,000	455,445
Honeywell Aerospace, Inc., 144A, 5.732%, 3/16/2056	350,000	333,363
Mobility Global, Inc.:
144A, 5.45%, 6/15/2031	5,000	5,000
144A, 6.05%, 6/15/2036 (a)	375,000	369,505
Norfolk Southern Corp., 5.95%, 3/15/2064 (a)	500,000	481,344
		3,170,949
Information Technology 2.8%
Accenture Capital, Inc.:
5.0%, 7/10/2031	512,000	509,751
5.6%, 7/10/2036 (a)	783,000	777,729
Broadcom, Inc.:
4.9%, 2/15/2038	583,000	542,892
5.7%, 1/15/2056 (a)	350,000	312,692
Dell International LLC, 5.1%, 2/15/2036	375,000	359,908
Jabil, Inc., 4.75%, 2/1/2033 (a)	750,000	719,868
Marvell Technology, Inc., 5.3%, 4/15/2036	585,000	563,849
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	7

	Principal Amount ($)	Value ($)
NVIDIA Corp.:
4.95%, 6/15/2036	750,000	717,614
5.625%, 6/15/2056	450,000	407,201
Oracle Corp.:
4.95%, 2/4/2031 (a)	671,000	640,917
5.7%, 2/4/2036 (a)	550,000	509,172
		6,061,593
Materials 1.3%
Corp. Nacional del Cobre de Chile, 144A, 5.529%, 1/30/2037	350,000	335,720
Glencore Funding LLC:
144A, 4.9%, 7/1/2031	572,000	565,634
144A, 5.508%, 4/1/2036	750,000	739,203
Olin Corp., 144A, 6.625%, 4/1/2033	159,000	155,596
Rio Tinto Finance USA PLC, 5.875%, 3/14/2065 (a)	326,000	313,784
Southern Copper Corp., 5.35%, 6/24/2036 (a)	600,000	582,252
		2,692,189
Real Estate 0.5%
Equinix Europe 2 Financing Corp. LLC, (REIT), 4.7%, 3/15/2033	474,000	451,889
Iron Mountain, Inc., 144A, (REIT), 5.25%, 7/15/2030	575,000	561,896
		1,013,785
Utilities 6.0%
AEP Texas, Inc., 5.85%, 10/15/2055 (a)	250,000	232,309
Commonwealth Edison Co., 5.85%, 6/1/2056 (a)	332,000	318,408
Dominion Energy, Inc.:
5.35%, 6/15/2036	236,000	229,573
6.15%, 12/15/2056	475,000	469,919
DTE Energy Co., Series C, 6.2%, 7/1/2058	500,000	498,064
Edison International, 5.0%, 5/5/2028	577,000	577,174
Electricite de France SA, 144A, 6.125%, 4/22/2056	300,000	282,830
ENEL Finance International NV, 144A, 5.75%, 9/30/2055	490,000	443,338
Entergy Arkansas LLC, 5.75%, 6/1/2054 (a)	470,000	443,961
Entergy Louisiana LLC, 5.8%, 3/15/2055	350,000	332,033
Exelon Corp., 6.5%, 3/15/2055	400,000	405,968
Florida Power & Light Co., 5.6%, 2/15/2066	450,000	408,286
Liberty Utilities Co., 144A, 5.65%, 5/15/2036	605,000	587,252
NextEra Energy Capital Holdings, Inc.:
5.45%, 3/15/2035 (a)	525,000	519,923
Series AA, 6.0%, 10/1/2056	500,000	491,553
6.375%, 8/15/2055	300,000	301,170
The accompanying notes are an integral part of the financial statements.

8	|	DWS Total Return Bond Fund

	Principal Amount ($)	Value ($)
Series CC, 6.625%, 10/1/2066	405,000	394,461
NRG Energy, Inc.:
144A, 4.734%, 10/15/2030	750,000	732,137
144A, 4.955%, 4/30/2031	400,000	391,070
144A, 5.407%, 10/15/2035 (a)	313,000	299,605
Pacific Gas & Electric Co., 5.85%, 11/1/2036 (b)	244,000	243,611
Pacific Gas and Electric Co.:
3.95%, 12/1/2047	350,000	246,494
5.9%, 10/1/2054	163,000	147,525
Public Service Co. of Colorado, 5.15%, 9/15/2035 (a)	500,000	487,100
Puget Energy, Inc., 7.0%, 9/15/2056	400,000	401,085
Sempra, 4.125%, 4/1/2052	1,000,000	992,341
Sierra Pacific Power Co., 5.9%, 3/15/2054	240,000	229,611
Southwestern Electric Power Co., 5.2%, 4/1/2036	386,000	372,969
Southwestern Public Service Co., 6.0%, 6/1/2054	150,000	145,079
Virginia Electric & Power Co., 5.7%, 3/15/2056	500,000	464,475
Vistra Operations Co. LLC, 144A, 4.7%, 1/31/2031	800,000	778,740
		12,868,064
Total Corporate Bonds (Cost $93,320,594)		91,380,288
Mortgage-Backed Securities Pass-Throughs 15.3%
Federal Home Loan Mortgage Corp.:
3.5%, 6/1/2028	23,158	22,883
4.5%, 12/1/2040	21,459	20,855
5.0%, 11/1/2055	1,673,745	1,633,341
5.5%, with various maturities from 6/1/2039 until 12/1/2054	1,813,287	1,815,112
6.0%, 1/1/2055	3,718,872	3,783,597
Federal National Mortgage Association:
4.5%, 11/1/2043	124,861	120,801
5.5%, with various maturities from 2/1/2031 until 11/1/2055	9,338,166	9,347,639
6.0%, with various maturities from 7/1/2054 until 7/1/2055	15,764,640	16,031,436
Government National Mortgage Association, 4.5%, 7/15/2040	14,524	14,124
Total Mortgage-Backed Securities Pass-Throughs (Cost $33,036,613)		32,789,788
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	9

	Principal Amount ($)	Value ($)
Asset-Backed 12.2%
Automobile Receivables 4.5%
Avis Budget Rental Car Funding AESOP LLC:
“D” , Series 2024-2A, 144A, 7.43%, 10/20/2028	400,000	404,624
“D” , Series 2023-8A, 144A, 7.52%, 2/20/2030	650,000	656,869
Bayview Opportunity Master Fund VII LLC, “B” , Series 2024-CAR1, 144A, 30 day USD SOFR Average + 1.3%, 4.916% (c), 12/26/2031	62,500	62,693
Foursight Capital Automobile Receivables Trust, “C” , Series 2023-2, 144A, 6.21%, 4/16/2029	750,000	757,397
GLS Auto Receivables Issuer Trust, “C” , Series 2026-2A, 144A, 4.9%, 1/15/2032	3,000,000	2,987,209
Hertz Vehicle Financing III LLC, “A” , Series 2025-6A, 144A, 4.89%, 5/25/2032	1,875,000	1,832,891
Huntington Bank Auto Credit-Linked Notes, “B1” , Series 2026-1, 144A, 4.503%, 2/20/2034	1,699,623	1,679,957
U.S. Bank NA, “B1” , Series 2026-RVM1, 144A, 4.959%, 12/25/2046	1,323,898	1,301,242
		9,682,882
Home Equity Loans 0.2%
CIT Home Equity Loan Trust, “AF6” , Series 2002-1, 6.2%, 2/25/2030	8	7
Towd Point Mortgage Trust, “A1” , Series 2025-CRM1, 144A, 5.799%, 1/25/2065	328,524	328,982
		328,989
Miscellaneous 6.8%
Apidos CLO XVIII-R, “A2R2” , Series 2018-18A, 144A, 3 mo. USD Term SOFR + 1.58%, 5.313% (c), 1/22/2038	500,000	500,781
Ares LIX CLO Ltd., “C2” , Series 2021-59A, 144A, 3.35%, 4/25/2034	500,000	438,792
Captree Park CLO Ltd., “CR” , Series 2024-1A, 144A, 3 mo. USD Term SOFR + 1.95%, 5.679% (c), 7/20/2037	850,000	851,517
CIFC Funding Ltd., “BR” , Series 2022-7A, 144A, 3 mo. USD Term SOFR + 1.7%, 5.433% (c), 1/22/2038	442,000	442,659
Cloud Capital Holdco LP, “A2” , Series 2024-1A, 144A, 5.781%, 11/22/2049	450,000	449,030
CyrusOne Data Centers Issuer I LLC, “A2” , Series 2024-2A, 144A, 4.5%, 5/20/2049	1,000,000	961,423
Dryden 64 CLO Ltd., “C” , Series 2018-64A, 144A, 3 mo. USD Term SOFR + 2.012%, 5.741% (c), 4/18/2031	1,200,000	1,202,483
Galaxy 34 CLO Ltd., “A” , Series 2024-34A, 144A, 3 mo. USD Term SOFR + 1.37%, 5.099% (c), 10/20/2037	500,000	500,500
Jersey Mike’s Funding LLC:
“A2” , Series 2025-1A, 144A, 5.61%, 8/16/2055	1,786,500	1,783,501
The accompanying notes are an integral part of the financial statements.

10	|	DWS Total Return Bond Fund

	Principal Amount ($)	Value ($)
“A2” , Series 2024-1A, 144A, 5.636%, 2/15/2055	325,875	325,465
Lewey Park CLO Ltd., “A2” , Series 2024-1A, 144A, 3 mo. USD Term SOFR + 1.56%, 5.294% (c), 10/21/2037	500,000	500,228
NRZ Excess Spread-Collateralized Notes, “A” , Series 2021-GNT1, 144A, 3.474%, 11/25/2026	283,335	281,934
OCP CLO Ltd., “B1” , Series 2024-36A, 144A, 3 mo. USD Term SOFR + 1.7%, 5.493% (c), 10/16/2037	500,000	500,383
Race Point X CLO Ltd., “C2R” , Series 2016-10A, 144A, 3 mo. USD Term SOFR + 2.262%, 6.072% (c), 7/25/2031	759,634	762,986
RR 35 Ltd., “A2” , Series 2024-35A, 144A, 3 mo. USD Term SOFR + 1.7%, 5.453% (c), 1/15/2040	600,000	600,823
SERVPRO Master Issuer LLC, “A2” , Series 2025-1A, 144A, 5.525%, 10/25/2055	2,977,500	2,883,560
Sixth Street CLO XIV Ltd., “A2R2” , Series 2019-14A, 144A, 3 mo. USD Term SOFR + 1.4%, 5.134% (c), 1/20/2038	1,000,000	997,787
Switch ABS Issuer LLC, “A2” , Series 2024-2A, 144A, 5.436%, 6/25/2054	500,000	494,774
		14,478,626
Other ABS 0.7%
Venture 42 CLO Ltd., “BR” , Series 2021-42AR, 144A, 3 mo. USD Term SOFR + 1.7%, 5.453% (c), 4/15/2034	1,500,000	1,499,873
Total Asset-Backed (Cost $26,015,813)		25,990,370
Commercial Mortgage-Backed Securities 13.3%
BAHA Trust:
“A” , Series 2024-MAR, 144A, 5.972% (c), 12/10/2041	836,000	847,608
“B” , Series 2024-MAR, 144A, 6.841% (c), 12/10/2041	650,000	667,743
Benchmark Mortgage Trust, “A4” , Series 2020-IG3, 144A, 2.437%, 9/15/2048	500,000	434,659
BX Trust, “D” , Series 2019-OC11, 144A, 3.944% (c), 12/9/2041	750,000	705,703
CSAIL Commercial Mortgage Trust, “AS” , Series 2016-C6, 3.346%, 1/15/2049	49,700	49,559
Extended Stay America Trust, “F” , Series 2026-ESH2, 144A, 1 mo. USD Term SOFR + 3.75%, 7.426% (c), 2/15/2043	1,873,841	1,889,066
Hudson Yards Mortgage Trust:
“A” , Series 2026-10HY, 144A, 5.086%, 12/10/2039	850,000	843,526
“B” , Series 2026-10HY, 144A, 5.328%, 12/10/2039	2,000,000	1,980,351
“B” , Series 2025-SPRL, 144A, 5.758% (c), 1/13/2040	225,000	227,264
“C” , Series 2025-SPRL, 144A, 5.952% (c), 1/13/2040	1,135,000	1,149,848
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	11

	Principal Amount ($)	Value ($)
ILPT Commercial Mortgage Trust, “D” , Series 2025-LPF2, 144A, 6.508% (c), 7/13/2042	1,000,000	992,740
JPMorgan Chase Commercial Mortgage Securities Trust:
“A” , Series 2021-1MEM, 144A, 2.516%, 10/9/2042	1,750,000	1,455,177
“A” , Series 2018-PHH, 144A, 1 mo. USD Term SOFR + 1.257%, 4.933% (c), 6/15/2035	1,938,171	1,240,430
Manhattan West Mortgage Trust:
“A” , Series 2026-2MW, 144A, 5.321%, 6/10/2048	1,863,000	1,838,790
“B” , Series 2026-2MW, 144A, 5.534%, 6/10/2048	1,550,000	1,527,798
“C” , Series 2026-2MW, 144A, 5.727%, 6/10/2048	1,200,000	1,179,515
MRCD Mortgage Trust, “B” , Series 2019-PARK, 144A, 2.718%, 12/15/2036	155,000	127,875
MTN Commercial Mortgage Trust:
“B” , Series 2026-LPFX, 144A, 5.279% (c), 5/15/2043	741,000	730,185
“C” , Series 2026-LPFX, 144A, 5.571% (c), 5/15/2043	500,000	495,786
NYC Commercial Mortgage Trust:
“C” , Series 2026-31W, 144A, 6.198%, 7/15/2038	1,000,000	997,072
“D” , Series 2026-31W, 144A, 6.702%, 7/15/2038	2,000,000	1,994,152
ROCK Trust:
“B” , Series 2024-CNTR, 144A, 5.93%, 11/13/2041	1,000,000	1,011,359
“C” , Series 2024-CNTR, 144A, 6.471%, 11/13/2041	450,000	458,326
“E” , Series 2024-CNTR, 144A, 8.819%, 11/13/2041	300,000	311,702
SLG Office Trust:
“A” , Series 2021-OVA, 144A, 2.585%, 7/15/2041	1,000,000	883,769
“F” , Series 2021-OVA, 144A, 2.851%, 7/15/2041	1,000,000	823,533
“E” , Series 2026-OMA, 144A, 6.956%, 4/15/2041	1,000,000	987,372
SWCH Commercial Mortgage Trust, “A” , Series 2025-DATA, 144A, 1 mo. USD Term SOFR + 1.443%, 5.119% (c), 2/15/2042	500,000	496,262
SYCA Commercial Mortgage Trust:
“A” , Series 2025-WAG, 144A, 5.258% (c), 11/10/2042	1,000,000	989,440
“B” , Series 2025-WAG, 144A, 5.694% (c), 11/10/2042	1,000,000	989,537
UBS Commercial Mortgage Trust, “A3” , Series 2017-C4, 3.301%, 10/15/2050	87,977	86,895
Total Commercial Mortgage-Backed Securities (Cost $28,978,813)		28,413,042
Collateralized Mortgage Obligations 7.5%
Alternative Loan Trust, “1A4” , Series 2006-43CB, 6.0%, 2/25/2037	94,997	45,315
Arroyo Mortgage Trust, “A1” , Series 2021-1R, 144A, 1.175%, 10/25/2048	1,141,953	1,035,453
Banc of America Mortgage Trust, “2A2” , Series 2004-A, 5.25% (c), 2/25/2034	26,941	26,577
The accompanying notes are an integral part of the financial statements.

12	|	DWS Total Return Bond Fund

	Principal Amount ($)	Value ($)
Bear Stearns Adjustable Rate Mortgage Trust, “2A1” , Series 2005-11, 6.66% (c), 12/25/2035	40,129	40,986
CHL Mortgage Pass Through Trust, “2A5” , Series 2004-13, 5.75%, 8/25/2034	88,646	85,966
CSFB Mortgage-Backed Pass-Through Certificates, “10A3” , Series 2005-10, 6.0%, 11/25/2035	191,345	40,898
Federal Home Loan Mortgage Corp.:
“DI” , Series 5011, Interest Only, 2.0%, 7/25/2050	4,462,038	548,907
“MI” , Series 5034, Interest Only, 2.0%, 11/25/2050	2,878,174	376,643
“MI” , Series 5135, Interest Only, 2.5%, 8/25/2051	7,333,827	802,084
“P” , Series 4916, 3.0%, 9/25/2049	1,262,102	1,115,880
“JI” , Series 5236, Interest Only, 4.0%, 2/25/2052	3,749,002	401,653
“6” , Series 233, Interest Only, 4.5%, 8/15/2035	41,584	4,900
Federal National Mortgage Association:
“AO” , Series 2023-53, Principal Only, Zero Coupon, 11/25/2053	776,559	642,667
“C2” , Series 432, Interest Only, 2.0%, 7/25/2037	4,291,819	261,996
“MS” , Series 2025-35, 82.915% minus (16.75 x 30 day USD SOFR Average), 10.05% (c), 5/25/2055	137,954	139,235
Government National Mortgage Association:
“GA” , Series 2021-122, 1.0%, 11/20/2047	938,147	749,315
Series 2021-19, Interest Only, 2.0%, 1/20/2051	11,300,541	1,359,248
“ID” , Series 2023-151, Interest Only, 2.0%, 8/20/2051	7,220,994	882,181
“SA” , Series 2014-10, Interest Only, 5.936% minus 1 mo. USD Term SOFR, 2.23% (c), 1/16/2044	1,114,656	102,010
“QI” , Series 2021-225, Interest Only, 2.5%, 12/20/2051	7,566,250	909,716
“DI” , Series 2014-102, Interest Only, 3.5%, 7/16/2029	10,422	144
“HI” , Series 2015-77, Interest Only, 4.0%, 5/20/2045	616,434	116,738
“WI” , Series 2020-191, Interest Only, 4.5%, 12/20/2050	2,659,995	461,315
“ZT” , Series 2025-2, 4.5%, 5/20/2064	1,069,695	1,000,540
“AZ” , Series 2023-120, 5.5%, 8/20/2053	2,347,139	2,334,285
“SL” , Series 2025-98, 21.083% minus (3.667 x 30 day USD SOFR Average), 7.805% (c), 6/20/2055	100,141	96,511
JPMorgan Mortgage Trust:
“A11” , Series 2024-6, 144A, 30 day USD SOFR Average + 1.25%, 4.866% (c), 12/25/2054	396,175	395,752
“2A1” , Series 2006-A2, 4.896% (c), 4/25/2036	154,391	132,500
Merrill Lynch Mortgage Investors Trust, “2A” , Series 2003-A6, 6.732% (c), 10/25/2033	52,341	51,628
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	13

	Principal Amount ($)	Value ($)
RCKT Mortgage Trust, “A2” , Series 2024-INV2, 144A, 5.5%, 9/25/2054	796,131	785,558
Western Alliance Bank, “M1” , Series 2021-CL2, 144A, 30 day USD SOFR Average + 3.15%, 6.766% (c), 7/25/2059	998,049	1,069,150
Total Collateralized Mortgage Obligations (Cost $16,320,622)		16,015,751
Government & Agency Obligations 9.9%
Sovereign Bonds 5.3%
Brazilian Government International Bond, 6.25%, 5/22/2036	250,000	242,125
Eagle Funding Luxco SARL, 144A, 5.5%, 8/17/2030	621,000	619,913
Mexico Government International Bond:
5.375%, 3/22/2033	384,000	369,523
5.625%, 2/9/2034	431,000	415,885
6.0%, 5/7/2036	1,000,000	971,200
6.25%, 8/27/2037	500,000	486,627
U.S. Treasury Notes, 3.875%, 4/30/2031	8,500,000	8,302,774
		11,408,047
U.S. Treasury Obligations 4.6%
U.S. Treasury Bills, 3.936% (d), 7/8/2027 (e)	1,400,000	1,348,872
U.S. Treasury Bonds:
4.625%, 2/15/2046	3,030,100	2,791,480
4.75%, 2/15/2056	2,927,000	2,704,731
U.S. Treasury Notes:
3.875%, 4/15/2029	2,626,500	2,596,336
4.125%, 2/15/2036	400,000	382,250
		9,823,669
Total Government & Agency Obligations (Cost 21,628,300)		21,231,716

	Shares	Value ($)
Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (f) (Cost $70,220)	315	7,165
The accompanying notes are an integral part of the financial statements.

14	|	DWS Total Return Bond Fund

	Shares	Value ($)
Securities Lending Collateral 0.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 3.59% (g) (h) (Cost $1,689,708)	1,689,708	1,689,708
Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 3.7% (g) (Cost $1,049,181)	1,049,181	1,049,181

% of Net Assets		Value ($)
Total Investment Portfolio (Cost $222,109,864)	102.2	218,567,009
Other Assets and Liabilities, Net	(2.2)	(4,702,261)
Net Assets	100.0	213,864,748
A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2026 are as follows:
Value ($) at 1/31/2026	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 7/31/2026	Value ($) at 7/31/2026
Securities Lending Collateral 0.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 3.59% (g) (h)
3,123,270	—	1,433,562 (i)	—	—	6,873	—	1,689,708	1,689,708
Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 3.7% (g)
4,529,834	77,092,961	80,573,614	—	—	88,950	—	1,049,181	1,049,181
7,653,104	77,092,961	82,007,176	—	—	95,823	—	2,738,889	2,738,889

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at July 31, 2026 amounted to $11,687,998, which is 5.5% of net assets.

(b)	When-issued or delayed delivery securities included.
(c)
Variable or floating rate security. These securities are shown at their current rate as of
July 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	15

(d)	Annualized yield at time of purchase; not a coupon rate.
(e)	At July 31, 2026, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Investment was valued using significant unobservable inputs.
(g)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(h)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $10,420,571.

(i)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2026.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the “interest only”  portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Perpetual: Callable security with no stated maturity date.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At July 31, 2026, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	9/21/2026	208	22,790,838	22,464,000	(326,838)
2 Year U.S. Treasury Note	USD	9/30/2026	133	27,445,906	27,346,047	(99,859)
5 Year U.S. Treasury Note	USD	9/30/2026	118	12,605,684	12,505,234	(100,450)
Euro-BTP Italian Bond Futures	EUR	9/8/2026	98	13,282,493	13,133,869	(148,624)
Ultra Long U.S. Treasury Bond	USD	9/21/2026	64	7,301,864	7,020,000	(281,864)
Total unrealized depreciation						(957,635)
The accompanying notes are an integral part of the financial statements.

16	|	DWS Total Return Bond Fund

At July 31, 2026, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Eurex 10 Year Euro BUND	EUR	9/8/2026	86	12,450,543	12,332,891	117,652
Ultra 10 Year U.S. Treasury Note	USD	9/21/2026	10	1,106,240	1,097,031	9,209
Total unrealized appreciation						126,861
Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	17

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$91,380,288	$—	$91,380,288
Mortgage-Backed Securities Pass-Throughs	—	32,789,788	—	32,789,788
Asset-Backed (a)	—	25,990,370	—	25,990,370
Commercial Mortgage-Backed Securities	—	28,413,042	—	28,413,042
Collateralized Mortgage Obligations	—	16,015,751	—	16,015,751
Government & Agency Obligations (a)	—	21,231,716	—	21,231,716
Warrants	—	—	7,165	7,165
Short-Term Investments (a)	2,738,889	—	—	2,738,889
Derivatives (b)
Futures Contracts	126,861	—	—	126,861
Total	$2,865,750	$215,820,955	$7,165	$218,693,870

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(957,635)	$—	$—	$(957,635)
Total	$(957,635)	$—	$—	$(957,635)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The accompanying notes are an integral part of the financial statements.

18	|	DWS Total Return Bond Fund

Statement of Assets and Liabilities
as of July 31, 2026 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $219,370,975) — including $11,687,998 of securities loaned	$215,828,120
Investment in DWS Government & Agency Securities Portfolio (cost $1,689,708)*	1,689,708
Investment in DWS Central Cash Management Government Fund (cost $1,049,181)	1,049,181
Foreign currency, at value (cost $837)	885
Receivable for investments sold	1,022,411
Receivable for Fund shares sold	26,661
Interest receivable	1,975,428
Affiliated securities lending income receivable	1,037
Foreign taxes recoverable	777
Other assets	32,388
Total assets	221,626,596
Liabilities
Cash overdraft	1,011,920
Payable upon return of securities loaned	1,689,708
Payable for investments purchased — when-issued securities	243,710
Line of credit loan payable	4,050,000
Payable for Fund shares redeemed	263,014
Payable for variation margin on futures contracts	237,992
Accrued management fee	28,267
Accrued Trustees' fees	1,963
Other accrued expenses and payables	235,274
Total liabilities	7,761,848
Net assets, at value	$213,864,748
Net Assets Consist of
Distributable earnings (loss)	(113,401,118)
Paid-in capital	327,265,866
Net assets, at value	$213,864,748
*
Represents collateral on securities loaned. In addition, the Fund held non-cash collateral having a value of $10,420,571.
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	19

Statement of Assets and Liabilities as of July 31, 2026 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($115,949,247 ÷ 12,753,184 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.09
Maximum offering price per share (100 ÷ 97.25 of $9.09)	$9.35
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($1,036,010 ÷ 113,786 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.10
Class S
Net Asset Value, offering and redemption price per share ($78,653,645 ÷ 8,651,939 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.09
Institutional Class
Net Asset Value, offering and redemption price per share ($18,225,846 ÷ 2,012,638 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.06
The accompanying notes are an integral part of the financial statements.

20	|	DWS Total Return Bond Fund

Statement of Operations
for the six months ended July 31, 2026 (Unaudited)

Investment Income
Income:
Interest	$5,836,502
Income distributions — DWS Central Cash Management Government Fund	88,950
Affiliated securities lending income, net	6,873
Total income	5,932,325
Expenses:
Management fee	396,178
Administration fee	109,798
Services to shareholders	204,195
Distribution and service fees	140,697
Custodian fee	3,606
Professional fees	67,190
Reports to shareholders	28,748
Registration fees	33,760
Trustees' fees and expenses	4,649
Interest expense	549
Other	9,255
Total expenses before expense reductions	998,625
Expense reductions	(219,464)
Total expenses after expense reductions	779,161
Net investment income	5,153,164
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(3,224,679)
Futures contracts	(1,615,644)
(4,840,323)
Change in net unrealized appreciation (depreciation) on:
Investments	(3,116,387)
Futures contracts	(119,302)
Foreign currency	(552)
(3,236,241)
Net gain (loss)	(8,076,564)
Net increase (decrease) in net assets resulting from operations	$(2,923,400)
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	21

Statements of Changes in Net Assets
	Six Months Ended July 31, 2026	Year Ended January 31,
Increase (Decrease) in Net Assets	(Unaudited)	2026
Operations:
Net investment income	$5,153,164	$11,383,821
Net realized gain (loss)	(4,840,323)	(2,171,557)
Change in net unrealized appreciation (depreciation)	(3,236,241)	6,719,406
Net increase (decrease) in net assets resulting from operations	(2,923,400)	15,931,670
Distributions to shareholders:
Class A	(2,723,554)	(6,413,012)
Class C	(21,972)	(52,908)
Class S	(1,947,878)	(4,492,102)
Institutional Class	(582,079)	(1,280,015)
Total distributions	(5,275,483)	(12,238,037)
Fund share transactions:
Proceeds from shares sold	6,663,514	27,904,851
Reinvestment of distributions	4,934,920	11,415,418
Payments for shares redeemed	(23,773,704)	(57,189,742)
Net increase (decrease) in net assets from Fund share transactions	(12,175,270)	(17,869,473)
Increase (decrease) in net assets	(20,374,153)	(14,175,840)
Net assets at beginning of period	234,238,901	248,414,741
Net assets at end of period	$213,864,748	$234,238,901

The accompanying notes are an integral part of the financial statements.

22	|	DWS Total Return Bond Fund

Financial Highlights
DWS Total Return Bond Fund — Class A
	Six Months Ended 7/31/26	Years Ended January 31,
	(Unaudited)	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$9.43	$9.28	$9.44	$9.61	$10.91	$11.43
Income (loss) from investment operations:
Net investment income[a]	.21	.43	.41	.36	.26	.24
Net realized and unrealized gain (loss)	(.34 )	.19	(.17 )	(.17 )	(1.29)	(.51 )
Total from investment operations	(.13 )	.62	.24	.19	(1.03)	(.27 )
Less distributions from:
Net investment income	(.21 )	(.47 )	(.40 )	(.36 )	(.27 )	(.25 )
Net asset value, end of period	$9.09	$9.43	$9.28	$9.44	$9.61	$10.91
Total Return (%)[b,c]	(1.40)*	6.78	2.60	2.10	(9.45)	(2.40)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	116	125	136	150	165	209
Ratio of expenses before expense reductions (%)	.99 **	.98	1.02	1.03	1.00	.97
Ratio of expenses after expense reductions (%)	.80 **	.79	.76	.79	.80	.83
Ratio of net investment income (%)	4.44 **	4.61	4.34	3.88	2.68	2.14
Portfolio turnover rate (%)	85 *	181	301	256	228	182

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	23

DWS Total Return Bond Fund — Class C
	Six Months Ended 7/31/26	Years Ended January 31,
	(Unaudited)	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$9.44	$9.29	$9.46	$9.62	$10.93	$11.44
Income (loss) from investment operations:
Net investment income[a]	.17	.36	.34	.29	.18	.16
Net realized and unrealized gain (loss)	(.34 )	.19	(.18 )	(.16 )	(1.29)	(.50 )
Total from investment operations	(.17 )	.55	.16	.13	(1.11)	(.34 )
Less distributions from:
Net investment income	(.17 )	(.40 )	(.33 )	(.29 )	(.20 )	(.17 )
Net asset value, end of period	$9.10	$9.44	$9.29	$9.46	$9.62	$10.93
Total Return (%)[b,c]	(1.79)*	5.99	1.73	1.44	(10.20)	(3.04)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	1	1	2	3	6
Ratio of expenses before expense reductions (%)	1.82 **	1.81	1.82	1.83	1.77	1.71
Ratio of expenses after expense reductions (%)	1.55 **	1.54	1.51	1.54	1.55	1.58
Ratio of net investment income (%)	3.69 **	3.85	3.59	3.10	1.81	1.42
Portfolio turnover rate (%)	85 *	181	301	256	228	182

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

24	|	DWS Total Return Bond Fund

DWS Total Return Bond Fund — Class S
	Six Months Ended 7/31/26	Years Ended January 31,
	(Unaudited)	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$9.43	$9.28	$9.44	$9.61	$10.91	$11.43
Income (loss) from investment operations:
Net investment income[a]	.22	.46	.43	.38	.29	.27
Net realized and unrealized gain (loss)	(.34 )	.18	(.17 )	(.17 )	(1.30)	(.51 )
Total from investment operations	(.12 )	.64	.26	.21	(1.01)	(.24 )
Less distributions from:
Net investment income	(.22 )	(.49 )	(.42 )	(.38 )	(.29 )	(.28 )
Net asset value, end of period	$9.09	$9.43	$9.28	$9.44	$9.61	$10.91
Total Return (%)[b]	(1.27)*	7.06	2.86	2.35	(9.22)	(2.16)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	79	84	88	97	106	134
Ratio of expenses before expense reductions (%)	.75 **	.75	.77	.79	.76	.72
Ratio of expenses after expense reductions (%)	.55 **	.54	.51	.54	.55	.58
Ratio of net investment income (%)	4.69 **	4.85	4.59	4.13	2.93	2.39
Portfolio turnover rate (%)	85 *	181	301	256	228	182

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	25

DWS Total Return Bond Fund — Institutional Class
	Six Months Ended 7/31/26	Years Ended January 31,
	(Unaudited)	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$9.39	$9.25	$9.41	$9.58	$10.88	$11.39
Income (loss) from investment operations:
Net investment income[a]	.22	.45	.43	.38	.28	.27
Net realized and unrealized gain (loss)	(.33 )	.18	(.17 )	(.17 )	(1.29)	(.50 )
Total from investment operations	(.11 )	.63	.26	.21	(1.01)	(.23 )
Less distributions from:
Net investment income	(.22 )	(.49 )	(.42 )	(.38 )	(.29 )	(.28 )
Net asset value, end of period	$9.06	$9.39	$9.25	$9.41	$9.58	$10.88
Total Return (%)[b]	(1.17)*	6.98	2.86	2.45	(9.35)	(2.08)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	18	24	23	35	30	33
Ratio of expenses before expense reductions (%)	.72 **	.70	.76	.74	.70	.70
Ratio of expenses after expense reductions (%)	.55 **	.54	.51	.53	.55	.58
Ratio of net investment income (%)	4.69 **	4.85	4.59	4.15	2.91	2.39
Portfolio turnover rate (%)	85 *	181	301	256	228	182

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

26	|	DWS Total Return Bond Fund

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Total Return Bond Fund (the “Fund” ) is a diversified series of Deutsche DWS Portfolio Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). ASU 2023-07 impacts

DWS Total Return Bond Fund	|	27

financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

28	|	DWS Total Return Bond Fund

Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or

DWS Total Return Bond Fund	|	29

instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended July 31, 2026, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of July 31, 2026) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of July 31, 2026, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
Remaining Contractual Maturity of the Agreements as of July 31, 2026

	Overnight and Continuous	˂30 days	Between 30 & 90 days	˃90 days	Total
Securities Lending Transactions
Corporate Bonds	$12,110,279	$—	$—	$—	$12,110,279
Gross amount of recognized liabilities and cash collateral for securities lending transactions:					$1,689,708
Gross amount of unrecognized liabilities related to non-cash collateral for securities lending transactions:					$10,420,571
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of

30	|	DWS Total Return Bond Fund

investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
When-Issued, Delayed-Delivery Securities and Forward-Commitment
Transactions. The Fund may purchase or sell securities on a when-issued, delayed-delivery or forward- commitment basis, including To Be Announced (TBA) purchase commitments, with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. The Fund may sell a TBA purchase commitment before the settlement date or enter into a new commitment to extend the delivery date into the future. Additionally, the Fund or the counterparty may be required to post securities and/or cash collateral in accordance with the terms of the TBA purchase commitment.
Certain risks may arise upon entering into when-issued, delayed-delivery or forward-commitment transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Such transactions may also have the effect of leverage on the Fund and may cause the Fund to be more volatile. Additionally, losses may arise due to changes in the value of the underlying securities.
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated, a portion of which may be recoverable. Based upon current interpretation of tax rules and regulations, estimated tax liabilities and recoveries on certain foreign securities are recorded on an accrual basis and are reflected as

DWS Total Return Bond Fund	|	31

components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
At January 31, 2026, the Fund had net tax basis capital loss carryforwards of $105,695,073, including short-term losses ($44,956,374) and long-term losses ($60,738,699), which may be applied against realized net taxable capital gains indefinitely. Capital Loss Carryforwards from this Fund may be subject to certain limitations under Section 382–384 of the Internal Revenue Code.
At July 31, 2026, the aggregate cost of investments for federal income tax purposes was $222,045,776. The net unrealized depreciation for all investments based on tax cost was $3,478,767. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $1,353,785 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $4,832,552.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended January 31, 2026, remains subject to examination by taxing authorities. Specific to foreign countries in which the Fund invests, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which the Fund invests.
Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, investments in derivatives, premium amortization on debt securities and additional income recognition on debt securities classified as equity. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.

32	|	DWS Total Return Bond Fund

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis, net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for financial reporting purposes.
B.
Derivative Instruments
A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended July 31, 2026, the Fund entered into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract

DWS Total Return Bond Fund	|	33

is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of July 31, 2026, is included in a table following the Fund’s Investment Portfolio. For the six months ended July 31, 2026, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $81,598,000 to $85,026,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $457,000 to $16,168,000.
The following tables summarize the value of the Fund’s derivative instruments held as of July 31, 2026 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Futures Contracts
Interest Rate Contracts (a)	$126,861
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)
Futures contracts are reported in the table above using cumulative appreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

Liability Derivatives	Futures Contracts
Interest Rate Contracts (a)	$(957,635)
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)
Futures contracts are reported in the table above using cumulative depreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended July 31, 2026 and the related location in the accompanying

34	|	DWS Total Return Bond Fund

Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Interest Rate Contracts (a)	$(1,615,644)
The above derivative is located in the following Statement of Operations account:

(a)	Net realized gain (loss) from futures contracts

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Interest Rate Contracts (a)	$(119,302)
The above derivative is located in the following Statement of Operations account:

(a)	Change in net unrealized appreciation (depreciation) on futures contracts
C.
Purchases and Sales of Securities
During the six months ended July 31, 2026, purchases and sales of investment securities, excluding short-term investments, were as follows:
	Purchases	Sales
Non-U.S. Treasury Obligations	$141,320,892	$155,185,856
U.S. Treasury Obligations	$49,228,873	$43,824,040
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net

DWS Total Return Bond Fund	|	35

assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $1.5 billion of the Fund’s average daily net assets	.350%
Next $1.75 billion of such net assets	.335%
Next $1.75 billion of such net assets	.320%
Next $2.5 billion of such net assets	.305%
Next $2.5 billion of such net assets	.295%
Next $2.5 billion of such net assets	.275%
Over $12.5 billion of such net assets	.265%
Accordingly, for the six months ended July 31, 2026, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.35% of the Fund’s average daily net assets.
For the period from February 1, 2026 through April 30, 2027, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.80%
Class C	1.55%
Class S	.55%
Institutional Class	.55%
For the six months ended July 31, 2026, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$115,122
Class C	1,580
Class S	82,428
Institutional Class	20,334
$219,464
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable

36	|	DWS Total Return Bond Fund

monthly. For the six months ended July 31, 2026, the Administration Fee was $109,798, of which $18,317 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended July 31, 2026, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at July 31, 2026
Class A	$40,422	$13,434
Class C	816	279
Class S	40,479	13,510
Institutional Class	360	116
	$82,077	$27,339
In addition, for the six months ended July 31, 2026, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$59,287
Class C	614
Class S	21,348
Institutional Class	13,872
$95,121
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended July 31, 2026, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at July 31, 2026
Class C	$4,417	$687
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to

DWS Total Return Bond Fund	|	37

0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended July 31, 2026, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at July 31, 2026	Annualized Rate
Class A	$134,955	$44,379.23%
Class C	1,325	1,050.23%
	$136,280	$45,429
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended July 31, 2026 aggregated $253.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended July 31, 2026, the CDSC for Class C shares aggregated $6. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended July 31, 2026, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $945, of which $225 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.

38	|	DWS Total Return Bond Fund

E.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.
At July 31 2026, the Fund had a $4,050,000 outstanding loan. Interest expense incurred on the borrowings was $549 for the six months ended July 31, 2026. The average dollar amount of the borrowings was $4,050,000, the weighted average interest rate on these borrowings was 4.95%, and the Fund had a loan outstanding for 1 day throughout the period. The borrowings were valued at cost, which approximates fair value.
F.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended July 31, 2026		Year Ended January 31, 2026
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	318,534	$2,964,668	765,561	$7,192,938
Class C	6,161	57,288	35,339	332,085
Class S	169,107	1,578,028	584,037	5,483,719
Institutional Class	221,821	2,063,530	1,574,836	14,896,109
		$6,663,514		$27,904,851
Shares issued to shareholders in reinvestment of distributions
Class A	274,168	$2,538,843	636,652	$5,956,799
Class C	2,367	21,972	5,636	52,801
Class S	193,733	1,793,874	441,445	4,130,240
Institutional Class	62,876	580,231	136,704	1,275,578
		$4,934,920		$11,415,418

DWS Total Return Bond Fund	|	39

	Six Months Ended July 31, 2026		Year Ended January 31, 2026
	Shares	Dollars	Shares	Dollars
Shares redeemed
Class A	(1,118,350)	$(10,395,494)	(2,735,968)	$(25,598,032)
Class C	(31,905)	(296,891)	(40,352)	(377,774)
Class S	(596,810)	(5,556,732)	(1,638,850)	(15,383,264)
Institutional Class	(824,137)	(7,524,587)	(1,691,113)	(15,830,672)
		$(23,773,704)		$(57,189,742)
Net increase (decrease)
Class A	(525,648)	$(4,891,983)	(1,333,755)	$(12,448,295)
Class C	(23,377)	(217,631)	623	7,112
Class S	(233,970)	(2,184,830)	(613,368)	(5,769,305)
Institutional Class	(539,440)	(4,880,826)	20,427	341,015
		$(12,175,270)		$(17,869,473)

40	|	DWS Total Return Bond Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Total Return Bond Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2025.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

DWS Total Return Bond Fund	|	41

While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2024, the Fund’s performance (Class A shares) was in the 3rd quartile, 4th quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one- and five-year periods and has underperformed its benchmark in the three-year period ended December 31, 2024.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of

42	|	DWS Total Return Bond Fund

December 31, 2024). The Board noted that, effective October 1, 2024, in connection with the 2024 contract renewal process, DIMA agreed to reduce the Fund’s contractual management fee at each breakpoint by 0.05%. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2024, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was in line with the overall profitability levels of most comparable firms for which such data was available.

DWS Total Return Bond Fund	|	43

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
DTRBF-BFE2025

44	|	DWS Total Return Bond Fund

DTRBF-NCSRS

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Total Return Bond Fund, a series of Deutsche DWS Portfolio Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	9/29/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	9/29/2026

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	9/29/2026